Segmented Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments [text block]

Year Ended December 31, 2023
	Young-Davidson	Mulatos[1]	Island Gold	Corporate /other[2]	Total
Operating revenues	$355.3	$420.2	$247.8	—	$1,023.3
Cost of sales
Mining and processing	166.2	188.4	82.7	—	437.3
Royalties	5.3	2.2	2.7	—	10.2
Amortization	76.7	75.3	38.2	—	190.2
	248.2	265.9	123.6	—	637.7
Expenses
Exploration	2.9	9.9	3.7	1.7	18.2
Corporate and administrative	—	—	—	27.6	27.6
Share-based compensation	—	—	—	21.7	21.7
Earnings (loss) from operations	$104.2	$144.4	$120.5	($51.0)	$318.1
Finance expense					(2.5)
Foreign exchange gain					1.9
Other loss					(23.8)
Earnings before income taxes					$293.7

Year Ended December 31, 2022
	Young-Davidson	Mulatos[1]	Island Gold	Corporate/other[2]	Total
Operating revenues	$347.8	$238.1	$235.3	—	$821.2
Cost of sales
Mining and processing	163.4	150.4	80.6	—	394.4
Inventory net realizable value adjustment	—	33.9	—	—	33.9
Royalties	5.3	1.2	2.6	—	9.1
Amortization	81.8	52.5	37.2	—	171.5
	250.5	238.0	120.4	—	608.9
Expenses
Exploration	4.3	7.5	4.7	1.9	18.4
Corporate and administrative	—	—	—	25.9	25.9
Share-based compensation	—	—	—	18.3	18.3
Impairment	—	—	—	38.2	38.2
Earnings (loss) from operations	$93.0	($7.4)	$110.2	($84.3)	$111.5
Finance expense					(5.7)
Foreign exchange gain					1.7
Other loss					(5.1)
Earnings before income taxes					$102.4
1. Mulatos includes the La Yaqui Grande operation.
2. Corporate and other consists of corporate balances and exploration, development projects and mines in reclamation.
(b) Segment assets and liabilities

	Total Assets		Total liabilities
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Young-Davidson	$1,693.2	$1,644.9	$381.8	$353.2
Island Gold	1,453.6	1,222.5	476.4	415.5
Mulatos [1]	631.5	606.0	172.7	143.1
Corporate/other [2]	222.9	200.8	46.8	41.3
Total assets and liabilities	$4,001.2	$3,674.2	$1,077.7	$953.1
1. Mulatos includes the La Yaqui Grande operation.
2. Corporate and other consists of corporate balances, exploration and development projects and mines in reclamation